Non-current Assets Held for Sale and Discontinued Operations - Cumulative Income or Expense Recognized in Other Comprehensive Income Relating to Disposal Group Classified as Held for Sale (Detail) - TWD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Exchange differences on translation of foreign operations	$ (287,645)	$ (195,972)